Unrecognized contractual commitments (excluding Orange Bank) - Financing commitments - Pledged or mortgaged assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unrecognized contractual commitments [abstract]
Assets held under finance leases	€ 528	€ 552	€ 545
Non-current pledged or mortgaged assets	107	121	259
Collateralized current assets	19	27	46
Total	€ 654	€ 700	€ 850